LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
LEASES [Abstract]
Schedule of Future Minimum Lease Payments	Twelve months ending September 30 Lease Payments 2014 65,942 2015 58,704 2016 58,704 2017 58,704 2018 44,028 Total Minimum Lease Payments $ 286,082
Year ending December 31:	Lease Payments
2013	$74,732
2014	61,517
2015	58,704
2016	58,704
2017	58,704
Thereafter	29,352
Total Minimum Lease Payment	$341,713